Wilshire International Equity Fund
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 81.9%	Shares	Value
Australia - 1.9%
AGL Energy Ltd.	20,006	$131,282
Atlassian Corp. - Class A (a)	3,629	770,110
Aurelia Metals Ltd. (a)	126,320	20,360
Aussie Broadband Ltd.	8,590	21,508
BHP Group Ltd.	2,519	61,093
Brambles Ltd.	8,109	102,008
Bravura Solutions Ltd.	19,724	27,930
Centuria Capital Group	39,729	39,688
Cochlear Ltd.	1,745	287,348
Computershare Ltd.	9,878	243,004
CSL Ltd.	157	24,562
Domain Holdings Australia Ltd.	16,431	43,972
Emeco Holdings Ltd. (a)	55,827	29,429
Evolution Mining Ltd.	39,378	176,129
Fortescue Metals Group Ltd.	1,575	15,234
Helia Group Ltd.	7,000	17,508
Ingenia Communities Group	6,013	20,517
Inghams Group Ltd.	25,443	49,980
Insurance Australia Group Ltd.	1,581	7,662
JB Hi-Fi Ltd.	606	35,385
Mader Group Ltd.	6,193	23,635
Metals X Ltd. (a)	59,929	25,907
Monadelphous Group Ltd.	20,475	197,165
Netwealth Group Ltd.	5,636	91,143
Northern Star Resources Ltd.	36,978	426,973
NRW Holdings Ltd.	27,121	47,016
OceanaGold Corp.	17,493	58,348
Perenti Ltd.	183,597	153,963
Perseus Mining Ltd.	111,733	235,151
Qantas Airways Ltd.	7,220	41,173
QBE Insurance Group Ltd.	251	3,457
Ramelius Resources Ltd.	66,622	99,124
Regis Healthcare Ltd.	7,464	31,408
Technology One Ltd.	14,542	255,277
Westgold Resources Ltd.	33,872	61,734
Woodside Energy Group Ltd.	9,877	142,689
		4,018,872

Austria - 0.3%
ANDRITZ AG	1,427	80,099
Erste Group Bank AG	1,596	110,886
Porr Ag	6,163	175,492
Vienna Insurance Group AG Wiener Versicherung Gruppe	5,077	223,999
		590,476

Belgium - 0.3%
Colruyt Group N.V	1,197	49,240
Deme Group NV	1,397	198,240
Fagron	1,057	21,674
KBC Group NV	1,107	101,246
Melexis NV	839	47,532
Solvay SA	907	32,276
Titan Cement International SA	4,167	191,547
		641,755

Bermuda - 0.6%
Arch Capital Group Ltd.	13,476	1,296,122

Brazil - 1.6%
Ambev SA	265,100	629,946
B3 Sa - Brasil Bolsa Balcao	70,300	150,173
Banco do Brasil SA	105,000	519,254
BB Seguridade Participacoes SA	25,000	176,774
BRF SA	18,300	63,497
C&A MODAS SA	41,800	78,158
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	17,000	304,343
Cia De Sanena Do Parana	36,700	174,675
JBS SA	18,200	131,243
Klabin SA	22,220	73,399
Marcopolo SA	71,300	62,598
NU Holdings Ltd. - Class A (a)	73,919	756,931
StoneCo Ltd. - Class A (a)	5,469	57,315
Vale SA	23,500	234,405
		3,412,711

Britain - 0.2%
Admiral Group PLC	1,444	53,360
Centrica PLC	56,182	108,571
Chemring Group PLC	4,909	23,644
IntegraFin Holdings PLC	4,454	17,606
National Express Group PLC (a)	52,177	39,193
Rightmove PLC	16,500	146,183
		388,557

Canada - 4.2%
AGF Management Ltd. - Class B	4,984	35,084
Agnico Eagle Mines Ltd.	900	97,508
Alamos Gold, Inc. - Class A	6,162	164,643
Alimentation Couche-Tard, Inc. (a)	1,800	88,771
AltaGas Ltd.	500	13,714
ARC Resources Ltd.	5,400	108,559
Barrick Gold Corp.	10,500	203,864
Bausch Health Cos., Inc. (a)	4,745	30,764
Bird Construction, Inc.	1,478	22,359
Canadian Imperial Bank of Commerce	700	39,377
Canadian Natural Resources Ltd.	28,394	873,692
Canadian Pacific Kansas City Ltd.	17,171	1,205,576
Celestica, Inc. (a)	100	7,889
CES Energy Solutions Corp.	7,345	37,770
Cogeco, Inc.	1,459	64,360
Colliers International Group, Inc.	413	49,980
Definity Financial Corp.	2,093	92,996
Docebo, Inc. (a)	719	20,680
Dundee Precious Metals, Inc.	8,137	107,886
Emera, Inc.	300	12,635
Enbridge, Inc.	2,600	115,072
Extendicare, Inc.	21,084	189,002
Finning International, Inc.	2,516	70,792
Fortis, Inc./Canada	100	4,555
Fortuna Mining Corp. (a)	7,825	47,579
George Weston Ltd.	350	59,668
Gildan Activewear, Inc.	1,900	83,998
iA Financial Corp., Inc.	3,200	303,889
IAMGOLD Corp. (a)	16,749	104,518
IGM Financial, Inc.	2,800	86,118
Kinaxis, Inc. (a)	314	34,620
Kinross Gold Corp.	8,800	110,868
Magna International, Inc.	5,495	186,775
Magna International, Inc.	20,245	688,081
MDA Space Ltd. (a)	3,221	61,530
Metro Inc/CN	1,500	104,308
National Bank of Canada	600	49,520
New Gold, Inc. (a)	11,833	43,745
Pan American Silver Corp.	5,200	134,314
Parex Resources, Inc.	12,855	119,881
Precision Drilling Corp. (a)	417	19,386
Propel Holdings, Inc.	1,913	30,868
Royal Bank of Canada	2,700	304,138
Secure Waste Infrastructure Corp.	4,866	53,020
Shopify, Inc. - Class A (a)	3,400	323,450
Sienna Senior Living, Inc.	13,866	159,950
Silvercorp Metals, Inc.	11,100	42,809
Sun Life Financial, Inc.	1,600	91,572
Suncor Energy, Inc.	800	30,976
Taseko Mines Ltd. (a)	15,844	35,452
Tc Energy Corp.	300	14,168
The Bank of Nova Scotia	4,800	227,583
TMX Group Ltd.	5,300	193,504
Torex Gold Resources, Inc. (a)	2,505	69,368
Transcontinental, Inc. - Class A	12,362	160,297
Waste Connections, Inc.	4,300	839,317
Wesdome Gold Mines Ltd. (a)	3,527	42,009
Wheaton Precious Metals Corp.	600	46,560
WSP Global, Inc.	1,500	254,553
		8,815,920

Cayman Islands - 0.0%(b)
Country Garden Services Holdings Co. Ltd.	28,000	24,901

Chile - 0.1%
Banco de Chile	364,647	48,195
Empresa Nacional de Telecomunicaciones SA	6,047	18,532
Engie Energia Chile SA (a)	31,400	32,308
Latam Airlines Group SA (a)	5,099,307	79,910
SMU SA	42,105	7,804
		186,749

China - 5.7%
361 Degrees International Ltd.	61,000	34,806
AAC Technologies Holdings, Inc.	27,500	167,606
ACM Research Shanghai, Inc. - Class A	540	7,627
Alibaba Group Holding Ltd.	103,584	1,717,489
ANE Cayman, Inc. (a)	63,500	70,620
Anker Innovations Technology Co. Ltd. - Class A	1,100	15,675
Atour Lifestyle Holdings Ltd. - ADR	2,329	66,027
Avary Holding Shenzhen Co. Ltd. - Class A	4,600	23,121
Baidu, Inc. - ADR (a)	3,345	307,840
Baidu, Inc. - Class A (a)	15,550	179,461
Bank of Beijing Co. Ltd.	44,700	37,250
Bank of Chengdu Co. Ltd. - Class A	2,300	5,456
Bank of China Ltd. - Class H	5,000	3,026
Bank of Hangzhou Co. Ltd. - Class A	11,252	22,432
Bank of Jiangsu Co. Ltd. - Class A	14,800	19,404
Bank of Ningbo Co. Ltd. - Class A	2,100	7,483
Bank of Suzhou Co. Ltd. - Class A	7,000	7,607
Beijing Jingneng Clean Energy Co. Ltd.	96,000	26,408
Beijing Kingsoft Office Software, Inc. - Class A	888	36,909
Bilibili, Inc. - Class Z (a)	1,380	26,478
BOE Technology Group Co. Ltd. - Class A	71,700	41,070
BYD Co. Ltd. - Class H	4,000	202,187
Changzhou Xingyu A - Class A	500	9,505
Chaozhou Three-Circle Group Co. Ltd. - Class A	3,300	18,097
China Construction Bank Corp. - Class H - Class H	13,000	11,534
China Hongqiao Group Ltd.	6,000	12,399
China Life Insurance Co. Ltd. - Class A	4,400	22,844
China Life Insurance Co. Ltd. - Class H	20,000	38,759
China Merchants Bank Co. Ltd. - Class H	81,000	476,618
China Oilfield Services Ltd. - H Shares - Class H	22,000	18,161
China Pacific Insurance Group Co. Ltd. - Class A	14,900	66,179
China Pacific Insurance Group Co. Ltd. - Class H - Class H	18,600	58,716
China Petroleum & Chemical Corp. - Class H - Class H	50,000	26,351
China XD Electric Co. Ltd. - Class A	10,100	9,238
China XLX Fertiliser Ltd.	38,000	20,396
China Yangtze Power Co. Ltd. - Class A	14,200	54,477
CMOC Group Ltd. - Class A	37,400	39,380
CMOC Group Ltd. - Class H	51,000	42,124
COSCO SHIPPING Holdings Co. Ltd. - Class H	94,500	149,058
COSCO SHIPPING Holdings Co. Ltd. - Class A - Class A	25,200	50,608
CRRC Corp. Ltd. - Class A	23,600	23,009
Dongfang Electric Corp. Ltd. - Class A	2,800	5,789
Dongyue Group Ltd.	67,000	78,627
Eastroc Beverage Group Co. Ltd.	1,100	37,773
Eoptolink Technology, Inc. Ltd.	1,000	13,755
FinVolution Group - ADR	10,118	97,436
Foxconn Industrial Internet Co. Ltd. - Class A	28,800	79,939
Fufeng Group Ltd.	138,000	108,142
Fuyao Glass Industry Group Co. Ltd. - Class A	3,900	31,574
GoerTek, Inc. - Class A	4,200	15,210
Great Wall Motor Co. Ltd. - Class A - Class A	4,700	16,942
Great Wall Motor Co., Ltd. - Class H	84,000	147,231
Haier Smart Home Co. Ltd.	13,600	51,399
Haier Smart Home Co. Ltd. - Class H	187,004	605,291
Hangzhou GreatStar Industrial Co. Ltd.	2,400	9,826
Hwatsing Technology Co. Ltd. - Class A	324	7,417
JCHX Mining Management Co. Ltd. - Class A	1,100	6,043
JD.com, Inc. - Class A	350	7,223
Jinan Acetate Chemical Co. Ltd.	1,000	26,065
JNBY Design Ltd.	50,000	95,072
Kinetic Development Group Ltd.	126,000	18,480
Kingsoft Corp. Ltd.	11,200	54,332
Lenovo Group Ltd.	22,000	29,863
LexinFintech Holdings Ltd. - ADR	11,189	112,897
Li Auto, Inc. - Class A (a)	6,200	78,890
Lonking Holdings Ltd.	454,000	114,821
Luxshare Precision Industry Co. Ltd. - Class A	14,000	79,317
Meitu, Inc. (c)	33,500	23,669
Meituan - Class B (a)(c)	77,800	1,573,008
MINISO Group Holding Ltd.	16,000	74,490
Muyuan Foods Co. Ltd. - Class A	10,400	55,580
NARI Technology Co. Ltd. - Class A	12,900	39,041
NetEase, Inc.	4,900	100,987
Newborn Town, Inc. (a)	46,000	35,093
Ninestar Corp. - Class A (a)	2,800	9,369
Orient Securities Co. Ltd./China - Class A	14,700	19,167
People's Insurance Co. Group of China Ltd. - Class A	17,700	16,678
People's Insurance Co. Group of China Ltd. - Class H	235,000	121,598
PetroChina Co. Ltd. - Class H	24,000	19,448
Ping An Insurance Group Co of China Ltd. - Class H	12,500	74,579
Qifu Technology, Inc. - ADR	2,940	132,035
Sany Heavy Industry Co., Ltd. - Class A	16,700	43,955
Seres Group Co. Ltd. - Class A	3,300	57,384
SF Holding Co. Ltd. - Class A	5,700	33,972
Shandong Linglong Tyre Co. Ltd. - Class A	2,900	7,105
Shanghai BOCHU Electronic Technology Corp. Ltd. - Class A	384	9,702
Shanghai Chicmax Cosmetic Co. Ltd.	6,700	41,050
Shanjin International Gold Co. Ltd. - Class A	5,900	15,640
Shenzhou International Group Holdings Ltd.	900	6,788
Simcere Pharmaceutical Group Ltd. (c)	22,000	22,333
Sunny Optical Technology Group Co. Ltd.	8,100	74,872
TAL Education Group - ADR (a)	4,222	55,773
TCL Technology Group Corp. - Class A	36,000	22,110
Tencent Holdings Ltd.	29,580	1,885,208
Tianli Education International Holdings Ltd.	39,000	18,937
Tongcheng Travel Holdings Ltd.	46,400	125,337
Weichai Power Co. Ltd. - Class A	5,712	12,957
Weichai Power Co. Ltd. - Class H	376,000	792,017
Weilong Delicious Global Holdings Ltd.	27,800	54,384
Western Mining Co. Ltd. - Class A	4,700	11,071
Will Semiconductor Co. Ltd. Shanghai - Class A - Class A	600	11,032
WUS Printed Circuit Kunshan Co. Ltd.	3,700	16,918
XD, Inc. (a)	9,200	38,495
Xiaomi Corp. - Class B (a)(c)	13,200	83,830
Yangzijiang Shipbuilding Holdings Ltd.	15,000	26,189
Yealink Network Technology Corp. Ltd. - Class A	2,500	14,117
Yuexiu Services Group Ltd.	122,000	46,365
Yutong Bus Co. Ltd. - Class A	4,200	15,376
Zai Lab Ltd. - ADR (a)	1,250	45,175
Zhejiang Dingli Machinery Co. Ltd. - Class A	1,000	8,159
Zhejiang NHU Co. Ltd. - Class A	6,700	20,704
Zijin Mining Group Co. Ltd. - Class A	7,600	19,113
Zijin Mining Group Co. Ltd. - Class H	20,000	45,688
		12,079,287

Colombia - 0.0%(b)
Geopark Ltd.	2,557	20,661

Czech Republic - 0.0%(b)
Komercni Banka AS	966	46,854

Denmark - 1.9%
ALK-Abello AS (a)	8,006	161,362
Danske Bank AS	25,985	851,953
Dfds AS (a)	2,263	29,651
Genmab AS (a)	1,763	344,180
H Lundbeck AS	17,076	86,040
H Lundbeck AS - Class A	4,673	19,542
NKT AS (a)	411	28,057
Novo Nordisk AS	32,120	2,226,313
Per Aarsleff Holding AS	2,442	173,024
Vestas Wind Systems AS (a)	3,625	49,987
		3,970,109

Egypt - 0.0%(b)
Telecom Egypt Co.	32,564	22,731

Finland - 0.7%
Incap Oyj (a)	2,065	25,106
Kemira Oyj	3,098	67,539
Nokia Oyj	161,670	852,565
Nordea Bank Abp	27,222	348,107
Orion Oyj - Class B	1,405	83,542
QT Group Oyj (a)	208	16,874
Wartsila OYJ Abp	24	428
		1,394,161

France - 5.3%
Accor SA	11,126	507,933
Air Liquide SA	38	7,231
Amundi SA (c)	11,813	927,078
Arkema SA	9,457	721,876
Bouygues SA	6,206	244,721
Catana Group	7,361	34,856
Cie Generale des Etablissements Michelin SCA	27,189	954,071
Dassault Aviation SA	23	7,652
Eiffage SA	762	88,858
Elis SA	4,008	89,836
Esso SA Francaise	646	102,212
Etablissements Maurel et Prom SA	11,066	57,943
Gaztransport Et Technigaz SA	448	67,888
Hermes International SCA	58	151,988
Ipsen SA	301	34,684
IPSOS	406	18,348
Jacquet Metals SACA	874	18,415
Kaufman & Broad SA	592	20,689
Mersen SA	1,830	36,723
Pluxee NV	2,142	43,687
Publicis Groupe SA	1,685	158,771
Pullup Entertainment (a)	969	19,696
Rexel SA	36,538	981,598
Rubis SCA	6,465	182,499
Safran SA	8,041	2,121,270
Sanofi SA	11,981	1,327,617
Schneider Electric SE	2,960	685,192
Societe BIC SA	792	53,638
Societe Generale SA	1,790	80,815
Technip Energies NV	1,772	57,693
Teleperformance SE	11,838	1,193,389
Thales SA	139	37,320
Valeo	3,038	28,671
Vinci SA	876	110,699
		11,175,557

Georgia - 0.1%
TBC Bank Group PLC	2,196	117,626

Germany - 6.3%
adidas AG	849	198,811
Allianz SE	64	24,401
Atoss Software SE	1,964	265,819
BASF SE	27,241	1,353,902
Bayer AG	29,263	698,531
CECONOMY AG (a)	12,207	43,909
Cewe Stiftung & Co. KGAA	340	37,887
Commerzbank AG	3,485	79,113
Continental AG	11,390	796,145
Daimler Truck Holding AG	31,136	1,251,659
Deutsche Rohstoff AG	728	28,513
Deutsche Telekom AG	19,277	713,803
Elmos Semiconductor SE	275	17,324
Evonik Industries AG	23,855	514,801
Fresenius Medical Care AG	19,413	958,753
Hannover Rueck SE	51	15,140
Hornbach Holding AG & Co. KGaA	1,939	187,501
Ionos SE (a)	945	26,102
KION Group AG	697	28,784
Knorr-Bremse AG	662	59,974
Krones AG	306	41,521
LEG Immobilien SE	2,712	191,978
MBB SE	229	33,330
Mercedes-Benz Group AG	2,429	142,445
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	317	199,815
Rational AG	167	138,373
Rheinmetall AG	437	626,750
SAP SE	8,295	2,202,256
Schaeffler AG (a)	4,424	18,284
Siemens AG	248	56,899
Siemens Energy AG (a)	28,625	1,671,421
SUSS MicroTec SE	3,303	122,812
Talanx AG	2,351	245,926
thyssenkrupp AG	5,075	52,158
TUI AG (a)	8,765	59,739
Vonovia SE	6,257	168,810
		13,273,389

Greece - 0.1%
Aegean Airlines SA	2,232	29,061
Alpha Services and Holdings SA	9,574	23,023
FF Group (a)(d)	2,880	0	(e)
Hellenic Telecommunications Organization SA	2,093	34,002
JUMBO SA	480	13,125
National Bank of Greece SA	1,556	16,033
OPAP SA	2,959	58,859
StealthGas, Inc. (a)	5,803	32,787
		206,890

Hong Kong - 1.8%
AIA Group Ltd.	56,800	429,363
Bank of East Asia Ltd.	56,400	84,266
BOC Hong Kong Holdings Ltd.	121,000	489,847
BOE Varitronix Ltd.	48,000	35,138
Bosideng International Holdings Ltd.	8,000	4,115
China Overseas Land & Investment Ltd.	550,339	990,556
China Overseas Property Holdings Ltd.	45,000	30,966
China Taiping Insurance Holdings Co. Ltd.	17,000	25,889
CLP Holdings Ltd.	2,000	16,303
Dah Sing Banking Group Ltd.	94,400	104,024
Dah Sing Financial Holdings Ltd.	13,200	49,369
First Pacific Co. Ltd.	200,000	121,367
Galaxy Entertainment Group Ltd.	192,000	754,067
Geely Automobile Holdings Ltd.	114,000	246,126
Gemdale Properties & Investment Corp. Ltd.	984,000	31,584
JS Global Lifestyle Co. Ltd. (a)(c)	230,000	58,773
NetEase Cloud Music, Inc. (a)(c)	1,350	25,850
Sinofert Holdings Ltd.	466,000	75,672
Sitc International Holdings Co., Ltd.	24,000	65,235
Stella International Holdings Ltd.	17,500	38,922
United Laboratories International Holdings Ltd.	30,000	56,802
Wasion Holdings Ltd.	26,000	27,511
Yue Yuen Industrial Holdings Ltd.	22,000	35,463
		3,797,208

Hungary - 0.3%
Magyar Telekom Telecommunications PLC	39,112	171,253
OTP Bank Nyrt	5,284	356,026
		527,279

India - 1.9%
Affle India Ltd. (a)	2,543	47,626
Ajanta Pharma Ltd.	3,967	121,299
Akums Drugs & Pharmaceuticals Ltd. (a)	4,064	22,441
Alembic Pharmaceuticals Ltd.	2,148	23,614
AMI Organics Ltd.	860	24,495
Anup Engineering Ltd.	1,576	64,039
Artemis Medicare Services Ltd.	8,443	26,926
AurionPro Solutions Ltd.	1,807	33,316
Bharat Electronics Ltd.	8,914	31,152
Bharat Petroleum Corp. Ltd.	55,744	180,495
Can Fin Homes Ltd.	2,703	21,100
CMS Info Systems Ltd.	9,370	50,486
Coforge Ltd.	339	31,878
CRISIL Ltd.	404	19,745
Doms Industries Ltd.	741	24,778
Force Motors Ltd.	841	88,909
GHCL Ltd.	3,694	26,431
Godawari Power and Ispat Ltd.	64,407	135,239
Great Eastern Shipping Co. Ltd.	2,656	28,842
Gujarat State Petronet Ltd.	4,750	16,145
HCL Technologies Ltd.	3,577	66,299
Hero MotoCorp Ltd.	2,342	101,872
ICICI Bank Ltd. - ADR	35,739	1,126,493
Indegene Ltd. (a)	15,747	106,040
IndiaMart InterMesh Ltd. (c)	2,110	51,051
Indian Metals & Ferro Alloys Ltd.	4,623	32,977
Indraprastha Medical Corp. Ltd.	5,565	25,166
Ipca Laboratories Ltd.	1,769	30,929
J Kumar Infraprojects Ltd.	4,342	32,130
Jindal Saw Ltd.	9,435	29,665
Jupiter Life Line Hospitals Ltd.	1,346	25,129
Kalyan Jewellers India Ltd.	7,017	38,128
Karur Vysya Bank Ltd.	8,460	20,564
Kaveri Seed Co. Ltd.	7,914	117,839
KPIT Technologies Ltd.	1,840	27,980
Lupin Ltd.	6,838	162,282
Manappuram Finance Ltd.	22,869	62,060
Motilal Oswal Financial Services Ltd.	3,097	22,228
Narayana Hrudayalaya Ltd.	2,164	42,603
National Aluminium Co. Ltd.	11,215	22,838
Nava Ltd.	18,082	109,293
NESCO Ltd.	8,808	93,693
PG Electroplast Ltd.	2,155	22,944
PI Industries Ltd.	1,297	51,896
Power Grid Corp. of India Ltd.	8,446	28,547
Procter & Gamble Health Ltd.	1,058	63,560
Rainbow Children's Medicare Ltd.	2,345	38,389
Sarda Energy & Minerals Ltd.	9,119	54,548
Sun Pharmaceutical Industries Ltd.	13,732	278,363
Thanga Mayil Jewellery Ltd.	963	22,563
Tips Music Ltd.	4,921	36,422
Union Bank of India Ltd.	48,941	71,756
		4,035,203

Indonesia - 0.4%
Bank Rakyat Indonesia Persero Tbk PT	2,291,500	554,247
Ciputra Development Tbk PT	1,070,400	48,148
Elnusa Tbk PT	653,200	16,608
Pakuwon Jati Tbk PT	3,137,500	64,097
Triputra Agro Persada PT	768,900	40,867
		723,967

Ireland - 1.4%
Bank of Ireland Group PLC	80,943	957,911
Cairn Homes PLC	16,766	34,610
Experian PLC	17,552	813,494
ICON PLC (a)	6,485	1,134,810
PDD Holdings, Inc. - ADR (a)	489	57,873
		2,998,698

Isle Of Man - 0.0%(b)
Playtech PLC (a)	8,138	73,132

Israel - 0.7%
Ashdod Refinery Ltd. (a)	866	12,433
Camtek Ltd./Israel (f)	641	37,582
Cellebrite DI Ltd. (a)	3,425	66,548
Ceragon Networks Ltd. (a)	7,455	17,519
El Al Israel Airlines (a)	8,898	26,842
Fiverr International Ltd. (a)	780	18,470
Gilat Satellite Networks Ltd. (a)	3,789	24,060
Isras Investment Co. Ltd.	242	51,326
Ituran Location and Control Ltd.	2,428	87,797
Monday.com Ltd. (a)	3,955	961,698
Oddity Tech Ltd. - Class A (a)	2,728	118,013
SimilarWeb Ltd. (a)	2,675	22,122
Tower Semiconductor Ltd. (a)	3,169	113,007
		1,557,417

Italy - 2.7%
Banca Monte dei Paschi di Siena SpA	15,304	121,570
Banco BPM SpA	14,627	148,734
Buzzi SpA	4,976	240,292
CIR SpA-Compagnie Industriali (a)	31,447	18,726
Enel SpA	126,505	1,026,180
Ferrari NV	4,227	1,802,913
Fincantieri SpA (a)	7,538	84,223
FinecoBank Banca Fineco SpA	14,550	288,268
Intesa Sanpaolo SpA	157,509	810,931
Iren SpA	11,500	29,386
Iveco Group NV	15,190	250,112
OVS SpA (c)	5,767	19,868
Recordati Industria Chimica e Farmaceutica SpA	2,115	119,847
Reply SpA	380	62,349
UniCredit SpA	6,823	382,958
Webuild SpA	44,010	151,780
		5,558,137

Japan - 10.7%
77 Bank Ltd.	2,000	63,845
Advantest Corp.	1,300	57,824
Aica Kogyo Co. Ltd.	7,000	154,155
Aiful Corp.	8,900	20,638
Aisan Industry Co. Ltd.	2,400	33,807
ANA Holdings, Inc. (f)	5,800	106,857
Aoyama Trading Co. Ltd.	2,700	36,751
Argo Graphics, Inc.	1,200	41,651
Asahi Co. Ltd.	13,600	133,322
Asahi Kasei Corp	24,100	168,711
Asics Corp.	5,500	116,810
Astellas Pharma, Inc.	18,100	174,903
Avex, Inc.	8,900	76,203
Bandai Namco Holdings, Inc.	7,000	234,621
B-Lot Co. Ltd.	3,500	33,133
Canon, Inc.	5,900	183,965
Change Holdings, Inc.	4,700	39,533
Charm Care Corp. KK	4,100	36,687
Chiyoda Co. Ltd.	2,800	20,415
Chiyoda Corp. (a)	15,200	34,295
Chugoku Electric Power Co., Inc.	19,200	110,092
Concordia Financial Group Ltd.	4,800	31,637
Credit Saison Co. Ltd.	3,500	82,860
Cybozu, Inc.	7,800	147,344
Daifuku Co. Ltd.	5,600	136,646
Dai-ichi Life Holdings, Inc.	38,000	289,288
Daiichi Sankyo Co. Ltd.	2,000	46,932
Daito Trust Construction Co. Ltd.	2,000	204,554
DD GROUP Co. Ltd. (a)	2,600	23,430
Electric Power Development Co. Ltd.	2,000	33,810
Endo Lighting Corp.	2,700	24,828
ENEOS Holdings, Inc.	52,700	276,482
Ferrotec Holdings Corp.	4,900	88,042
Foster Electric Co. Ltd.	5,700	49,486
Fuji Seal International, Inc.	3,100	54,253
Fujita Kanko, Inc.	1,600	103,972
Fukuoka Financial Group, Inc.	14,600	385,337
Galilei Co. Ltd.	1,800	33,170
Glory Ltd.	18,800	330,352
Greens Co. Ltd.	3,800	65,670
gremz, Inc.	2,300	36,216
GS Yuasa Corp.	11,000	175,915
H2O Retailing Corp.	2,100	31,741
Hachijuni Bank Ltd.	9,300	65,898
Hagihara Industries, Inc.	2,500	26,080
Hamakyorex Co. Ltd.	6,000	51,661
HIS Co. Ltd. (a)	5,600	53,399
Hitachi Ltd.	16,900	391,253
Hokuhoku Financial Group, Inc.	1,700	29,347
Hokuriku Electric Power Co.	3,500	19,471
Hoshizaki Corp	600	23,141
Hyakugo Bank Ltd.	24,100	118,984
Inpex Corp.	15,800	217,447
Insource Co. Ltd.	3,700	19,899
J Trust Co. Ltd.	20,900	61,196
Japan Airlines Co. Ltd. (f)	4,900	83,684
Japan Communications, Inc. (a)	33,500	31,955
Japan Tobacco, Inc.	200	5,492
JINS Holdings, Inc.	1,100	51,054
Juroku Financial Group, Inc.	2,500	80,972
Kaneka Corp.	3,100	79,007
KAWADA TECHNOLOGIES, Inc.	1,700	33,160
KDDI Corp.	1,000	15,781
Keyence Corp.	200	78,501
Kintetsu Department Store Co. Ltd.	4,400	64,602
Komatsu Ltd.	42,195	1,224,444
Konami Group Corp.	3,400	401,584
Konica Minolta, Inc. (a)	25,900	87,535
Kyoto Financial Group, Inc.	1,500	22,864
Lacto Japan Co. Ltd.	5,300	104,542
Lasertec Corp.	1,000	85,783
Leopalace21 Corp.	15,800	61,755
Lintec Corp.	1,500	27,662
Macbee Planet, Inc.	1,000	19,873
Makita Corp.	4,500	149,346
Management Solutions Co. Ltd.	2,400	28,497
Maruha Nichiro Corp.	2,100	45,727
Mazda Motor Corp.	3,300	20,859
Megmilk Snow Brand Co. Ltd.	8,600	147,196
MIMAKI ENGINEERING CO Ltd.	2,300	25,484
MINEBEA MITSUMI, Inc.	39,000	569,455
Mitsubishi Heavy Industries Ltd.	93,700	1,601,240
Mitsubishi Motors Corp.	6,300	17,239
Mitsubishi UFJ Financial Group, Inc.	20,000	270,105
Mitsui High-Tec, Inc.	5,100	23,815
Mitsui OSK Lines Ltd.	300	10,408
MS&AD Insurance Group Holdings, Inc.	10,100	218,787
MTG Co. Ltd.	2,500	46,959
Namura Shipbuilding Co. Ltd.	3,500	53,821
Nankai Electric Railway Co. Ltd.	5,800	95,044
NGK Insulators Ltd.	8,800	108,240
NIDEC CORP	13,100	219,350
Nintendo Co. Ltd.	14,500	989,037
Nippon Light Metal Holdings Co. Ltd.	18,400	186,992
Nippon Paper Industries Co. Ltd.	20,300	136,393
Nippon Sheet Glass Co. Ltd. (a)	22,200	58,911
Nippon Shinyaku Co. Ltd.	1,900	48,269
Nippon Yusen KK	5,500	181,095
Nipro Corp.	12,200	110,672
Nishi-Nippon Railroad Co. Ltd.	15,500	222,806
Nitto Denko Corp.	3,500	64,507
NSK Ltd.	18,000	76,916
NTN Corp.	71,100	115,426
Obayashi Corp.	1,800	23,931
Oita Bank Ltd.	2,400	55,861
Oki Electric Industry Co. Ltd.	31,400	207,132
Olympus Corp.	19,200	252,185
Ono Pharmaceutical Co. Ltd.	13,100	140,644
ORIX Corp.	400	8,276
Otsuka Corp.	8,100	175,503
Panasonic Corp.	9,100	109,008
Persol Holdings Co. Ltd.	24,700	40,982
PHC Holdings Corp.	5,300	36,232
Recruit Holdings Co. Ltd.	2,500	129,876
Resona Holdings, Inc.	54,600	472,577
Rinnai Corp.	1,600	37,033
Rise Consulting Group, Inc. (a)	3,700	17,006
Sac's Bar Holdings, Inc.	3,900	22,227
Sakata INX Corp.	17,800	228,744
San ju San Financial Group, Inc.	3,900	61,898
San-Ai Obbli Co. Ltd.	2,400	27,633
Sanken Electric Co. Ltd. (a)	1,600	73,349
Sanko Gosei Ltd.	7,800	34,422
Sanyo Shokai Ltd.	3,700	67,706
Sato Holdings Corp.	8,900	125,867
SCREEN Holdings Co. Ltd.	900	58,667
SCSK Corp.	5,500	135,723
Seibu Holdings, Inc.	1,800	39,735
Seiko Group Corp.	1,500	41,768
Shibaura Machine Co. Ltd.	1,900	45,663
Shiga Bank Ltd.	1,800	63,593
Showa Sangyo Co. Ltd.	6,100	115,469
Siix Corp.	13,300	97,124
Sompo Holdings, Inc.	4,200	127,318
Sony Group Corp.	14,700	374,431
Subaru Corp.	8,900	158,458
Sumitomo Mitsui Financial Group, Inc.	17,900	456,734
Sumitomo Mitsui Trust Holdings, Inc.	14,200	354,340
Sumitomo Rubber Industries Ltd.	8,200	103,500
Suntory Beverage & Food Ltd.	25,900	853,239
Suzuken Co. Ltd.	700	23,126
T&D Holdings, Inc.	5,300	112,894
Tadano Ltd.	5,300	38,195
Takeda Pharmaceutical Co. Ltd.	7,800	231,642
TDK Corp.	83,500	871,657
Toei Co. Ltd.	700	23,733
Toho Co. Ltd./Kobe	1,000	23,269
Tokai Carbon Co. Ltd.	14,100	89,865
Tokio Marine Holdings, Inc.	5,900	227,549
Tokyo Century Corp.	1,900	18,593
Tokyo Electron Ltd.	1,500	204,541
Tokyu Fudosan Holdings Corp.	4,700	31,323
Toray Industries, Inc.	36,200	247,206
Toyoda Gosei Co. Ltd.	6,500	117,156
Toyota Boshoku Corp.	2,700	35,936
Toyota Tsusho Corp.	6,300	105,241
Traders Holdings Co. Ltd.	5,700	34,445
Trend Micro, Inc.	600	40,364
Universal Entertainment Corp.	9,000	63,341
Vital KSK Holdings, Inc.	2,400	20,218
YAMABIKO Corp.	11,300	180,722
Yamaha Corp.	9,100	70,496
Z Holdings Corp.	70,600	238,728
ZERIA Pharmaceutical Co. Ltd.	8,200	123,952
		22,558,851

Luxembourg - 0.5%
ArcelorMittal SA	37,389	1,079,907
d'Amico International Shipping SA	12,312	44,824
		1,124,731

Malaysia - 0.2%
Bumi Armada Bhd	202,500	25,155
Dayang Enterprise Holdings Bhd	135,700	59,711
Eco World Development Group Bhd	82,500	36,478
Fraser & Neave Holdings Bhd	7,900	43,122
My EG Services Bhd	119,300	24,292
Sime Darby Property Bhd	245,300	73,439
SP Setia Bhd Group	200,400	53,105
		315,302

Mexico - 0.2%
Arca Continental SAB de CV	2,500	26,142
Coca-Cola Femsa SAB de CV	10,210	93,696
Controladora Vuela Cia de Aviacion SAB de CV - Class A (a)	180,300	95,240
Genomma Lab Internacional SAB de CV - Class B - Class B	23,800	29,458
Gentera SAB de CV	27,200	41,921
Gruma SAB de CV - Class B - Class B	5,815	104,539
Grupo Aeroportuario del Centro Norte SAB de CV	300	2,947
Grupo Televisa SAB - ADR	11,274	19,729
Promotora y Operadora de Infraestructura SAB de CV	6,050	60,954
		474,626

Netherlands - 3.0%
Adyen NV (a)(c)	768	1,173,893
Airbus SE	1,023	180,379
ASM International NV	1,578	723,007
ASML Holding NV	389	257,401
ASML Holding NV	1,571	1,040,992
ASR Nederland NV	3,177	182,870
Corbion NV	2,760	58,439
Heineken NV	22	1,797
ING Groep NV	55,423	1,084,998
Koninklijke Heijmans N.V	2,973	126,077
Koninklijke Philips NV (a)	12,014	305,237
NEPI Rockcastle NV	19,480	141,023
Randstad NV	25,240	1,049,931
Signify NV (c)	1,583	34,445
		6,360,489

Norway - 0.8%
Aker Solutions ASA	10,767	34,489
BW Offshore Ltd.	12,146	33,869
DNB Bank ASA	14,014	368,599
Equinor ASA	35,641	943,869
Hoegh Autoliners ASA	11,295	82,680
Norsk Hydro Asa	6,307	36,786
Odfjell SE - Class A	2,441	20,973
Solstad Offshore ASA (a)	5,237	18,106
Veidekke ASA	3,110	43,479
Wallenius Wilhelmsen ASA	10,098	70,533
		1,653,383

Peru - 0.0%(b)
Cia de Minas Buenaventura SAA - ADR	666	10,410

Philippines - 0.1%
Century Pacific Food, Inc.	59,900	38,189
Converge Information and Communications Technology Solutions, Inc.	77,900	25,319
Megaworld Corp.	513,000	16,051
Robinsons Land Corp.	371,700	76,279
		155,838

Poland - 0.2%
Bank Polska Kasa Opieki SA	1,985	90,855
CCC SA (a)	1,401	85,113
CD Projekt SA	1,609	88,450
Enea SA (a)	12,092	47,833
Santander Bank Polska SA	741	106,709
		418,960

Portugal - 0.1%
Banco Comercial Portugues SA	198,604	119,984
Sonae SGPS SA	143,387	164,937
		284,921

Republic of Korea - 0.0%(b)
NAVER Corp.	147	19,178

Russia - 0.0%(b)
Novolipetsk Steel PJSC (d)	46,050	0	(e)
PhosAgro PJSC - GDR (a)(d)	5,089	0	(e)
Sberbank of Russia PJSC (d)	29,200	0	(e)
Severstal PAO (d)	608	0	(e)
Surgutneftegas PJSC (d)	168,940	0	(e)
Tatneft PJSC (d)	19,624	0	(e)
		0	(e)

Saudi Arabia - 0.2%
Al Babtain Power & Telecommunication Co.	5,790	70,995
Alinma Bank	3,231	26,381
Arab National Bank	31,670	194,946
Electrical Industries Co.	15,506	24,945
Riyad Bank	8,010	70,174
Sumou Real Estate Co.	2,999	38,016
		425,457

Singapore - 1.5%
DBS Group Holdings Ltd.	16,400	562,839
Food Empire Holdings Ltd.	20,000	20,423
Frasers Hospitality Trust	46,700	20,659
Oversea-Chinese Banking Corp. Ltd.	3,000	38,338
Rex International Holding Ltd. (a)	255,600	26,045
Sea Ltd. - ADR (a)	17,507	2,284,488
Singapore Exchange Ltd.	17,100	170,237
Singapore Technologies Engineering Ltd.	9,500	47,805
United Overseas Bank Ltd.	1,500	42,246
		3,213,080

South Africa - 0.4%
AVI Ltd.	33,531	161,906
Capitec Bank Holdings Ltd.	37	6,286
Investec Ltd.	26,784	166,665
Netcare Ltd.	30,778	22,115
Omnia Holdings Ltd.	10,398	38,195
Reunert Ltd.	15,120	49,933
Standard Bank Group Ltd.	20,702	270,877
		715,977

South Korea - 2.1%
BNK Financial Group, Inc.	8,274	57,875
CJ Logistics Corp.	341	20,101
DB HiTek Co. Ltd.	1,195	34,914
DB Insurance Co. Ltd.	1,583	95,542
Dongjin Semichem Co. Ltd.	917	18,408
Hankook Tire & Technology Co. Ltd.	2,166	58,371
Hanwha Life Insurance Co. Ltd. (a)	20,161	35,052
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	1,082	148,515
HMM Co. Ltd.	8,353	111,383
Hyundai Marine & Fire Insurance Co. Ltd. (a)	2,344	34,958
Hyundai Rotem Co. Ltd.	2,132	153,399
JB Financial Group Co. Ltd.	20,036	238,266
Jin Air Co. Ltd. (a)	6,892	43,575
Jusung Engineering Co. Ltd.	992	26,086
KakaoBank Corp.	5,822	87,898
KB Financial Group, Inc.	4,400	236,509
KCC Corp.	430	74,366
Kia Corp.	2,927	184,833
KIWOOM Securities Co. Ltd.	1,865	162,001
Kolmar Korea Co. Ltd.	432	18,514
Korea Electric Terminal Co. Ltd.	1,682	76,799
Korea Investment Holdings Co. Ltd.	1,464	73,047
Korean Air Lines Co. Ltd.	980	14,253
KT&G Corp.	524	36,147
Kumho Tire Co., Inc. (a)	6,010	19,442
Kyung Dong Navien Co. Ltd.	2,047	100,597
LIG Nex1 Co. Ltd.	344	58,248
LigaChem Biosciences, Inc. (a)	305	19,855
NH Investment & Securities Co. Ltd.	5,274	50,427
S-1 Corp.	3,594	158,008
Samsung Electronics Co. Ltd.	32,433	1,284,403
Samsung Life Insurance Co. Ltd.	209	11,843
Shinhan Financial Group Co. Ltd.	15,840	505,777
SK Biopharmaceuticals Co. Ltd. (a)	1,063	72,193
SK Hynix, Inc.	151	20,024
SL Corp.	1,881	49,438
SOOP Co. Ltd.	467	25,984
Youngone Corp.	1,252	41,996
		4,459,047

Spain - 1.1%
ACS Actividades de Construccion y Servicios SA	2,303	131,358
Aedas Homes SA (c)	809	22,927
Amadeus IT Group SA	23	1,763
Banco Bilbao Vizcaya Argentaria SA	22,990	313,383
Banco Santander SA	62,529	421,163
CaixaBank SA	119,253	928,161
Distribuidora Internacional de Alimentacion SA (a)	1,946	45,066
Endesa SA	1,429	37,844
Gestamp Automocion SA (c)	12,823	36,018
Iberdrola SA	13,974	225,910
Industria de Diseno Textil SA	127	6,335
Mapfre SA	8,066	24,844
Prosegur Cia de Seguridad SA	19,633	44,541
Repsol SA	1,520	20,197
Unicaja Banco SA (c)	18,203	33,751
		2,293,261

Sweden - 2.5%
AcadeMedia AB (c)	3,242	25,598
AddTech AB - Class B	149	4,368
Alfa Laval AB	1,825	78,152
Ambea AB (c)	2,151	23,457
Atlas Copco AB - Class B	26,998	380,681
Attendo AB (c)	33,634	202,056
Betsson AB	10,026	155,749
Camurus AB (a)	3,535	200,726
Castellum AB (a)	5,167	56,971
Clas Ohlson AB - Class B	2,123	49,205
Fortnox AB	13,773	119,761
Hemnet Group AB	3,706	123,188
Hexagon AB - Class B	7,636	81,823
Hoist Finance AB (a)(c)	4,048	28,480
Loomis AB	1,497	60,702
Peab AB - Class B	22,963	175,586
Skanska AB - Class B	10,781	238,297
SkiStar AB	1,640	26,672
Spotify Technology SA (a)	3,871	2,129,166
Svenska Handelsbanken Ab - Class A (f)	1,671	18,865
Swedish Orphan Biovitrum AB (a)	6,935	198,602
Tele2 AB - Class B	13,714	184,891
Telefonaktiebolaget Lm Ericsson - Class B (f)	46,338	359,469
Thule Group AB (c)	696	20,072
Volvo AB - Class B (f)	10,797	317,535
		5,260,072

Switzerland - 3.5%
ABB Ltd.	2,221	114,939
Belimo Holding AG (a)	33	20,258
Cie Financiere Richemont SA	839	146,511
Coca-Cola HBC AG	4,001	181,171
dormakaba Holding AG	59	44,085
Inficon Holding AG	163	171,043
International Workplace Group PLC	44,838	104,664
Julius Baer Group Ltd.	13,397	925,384
Logitech International SA	705	59,958
Nestle SA	2,169	219,346
Novartis AG	7,221	803,246
Roche Holding AG	318	110,413
Roche Holding AG	5,240	1,722,925
Schindler Holding AG	573	179,016
Sika AG	137	33,185
Swiss Re AG	2,141	363,426
Swissquote Group Holding SA	134	57,815
UBS Group AG	63,822	1,955,609
Zurich Insurance Group AG	241	168,106
		7,381,100

Taiwan - 3.3%
Accton Technology Corp.	16,000	282,769
Advancetek Enterprise Co. Ltd.	36,000	88,710
Advantech Co. Ltd.	1,599	18,115
Airoha Technology Corp.	2,000	33,482
Arcadyan Technology Corp.	4,000	27,263
Asia Optical Co., Inc.	26,000	109,216
Chroma ATE, Inc.	3,000	26,259
Chunghwa Precision Test Tech Co. Ltd.	1,000	19,929
Compal Electronics, Inc.	119,000	114,953
CTBC Financial Holding Co. Ltd.	231,000	275,478
CyberPower Systems, Inc.	3,000	25,384
Depo Auto Parts Ind Co. Ltd.	39,000	227,488
Dynapack International Technology Corp.	14,000	73,060
Elite Advanced Laser Corp. (a)	3,000	21,623
Eva Airways Corp.	54,000	66,275
Focaltech Systems Co. Ltd.	9,000	18,190
Formosa Advanced Technologies Co. Ltd.	39,000	33,489
Fortune Electric Co. Ltd.	1,100	15,052
Fositek Corp.	1,000	17,729
Genius Electronic Optical Co. Ltd.	4,000	47,587
Himax Technologies, Inc. ADR - ADR	3,330	24,476
Huang Hsiang Construction Corp.	34,000	66,191
Insyde Software Corp.	2,000	16,931
ITE Technology, Inc.	22,000	93,206
ITH Corp. (a)	19,000	30,656
L&K Engineering Co. Ltd.	6,000	42,398
Largan Precision Co. Ltd.	1,000	71,540
Lotes Co. Ltd.	3,000	126,513
Makalot Industrial Co. Ltd.	2,040	18,870
MediaTek, Inc.	12,000	506,004
Merry Electronics Co. Ltd.	28,000	102,062
Mitac Holdings Corp.	10,000	16,710
Nan Pao Resins Chemical Co. Ltd.	14,000	153,074
Pan German Universal Motors Ltd.	2,000	18,221
Pixart Imaging, Inc.	8,000	54,357
Sanyang Motor Co. Ltd.	14,000	29,728
Sincere Navigation Corp.	39,000	28,984
Sinon Corp.	17,000	21,512
SinoPac Financial Holdings Co. Ltd.	77,000	51,761
Sinyi Realty, Inc.	21,000	18,246
Sitronix Technology Corp.	3,000	17,521
Taiwan Paiho Ltd.	11,000	20,991
Taiwan Semiconductor Manufacturing Co. Ltd.	138,600	3,863,864
Via Technologies, Inc.	10,000	22,992
		6,958,859

Thailand - 0.5%
Amata Corp. PCL	50,100	30,203
Bangchak Corp. PCL - NVDR	18,800	21,158
Bangkok Airways PCL	85,100	46,452
Bangkok Bank PCL - NVDR	62,800	273,557
Cal-Comp Electronics Thailand PCL	139,900	24,497
Carabao Group PCL	19,400	32,616
Com7 PCL	80,300	45,695
GFPT PCL - NVDR	71,100	17,934
Ichitan Group PCL	80,300	26,840
Kasikornbank PCL - NVDR	4,100	19,603
Krung Thai Bank PCL - NVDR	62,700	44,678
Prima Marine PCL	97,200	18,798
Rojana Industrial Park PCL	381,700	64,270
SCB X PCL	71,500	272,406
SCB X PCL - NVDR	5,000	18,135
		956,842

Turkey - 0.1%
Avrupakent Gayrimenkul Yatirim Ortakligi AS	14,108	21,010
Haci Omer Sabanci Holding AS	12,015	26,577
Reysas Tasimacilik ve Lojistik Ticaret AS (a)	57,447	26,231
Turkcell Iletisim Hizmetleri AS	47,020	118,585
Turkiye Is Bankasi AS - Class C	17,302	5,583
Turkiye Sinai Kalkinma Bankasi AS (a)	100,950	29,230
		227,216

United Arab Emirates - 0.2%
Abu Dhabi Islamic Bank PJSC	28,158	123,054
Aldar Properties PJSC	56,526	129,665
Deyaar Development PJSC	184,339	45,571
Emaar Development PJSC	9,041	30,182
First Abu Dhabi Bank PJSC	30,202	113,539
Orascom Construction PLC	6,184	35,469
Parkin Co. PJSC	15,843	21,578
		499,058

United Kingdom - 9.5%
3i Group PLC	30,576	1,432,336
4imprint Group PLC	480	23,028
abrdn PLC	85,096	170,364
Alpha Group International PLC	2,022	66,436
Anglogold Ashanti PLC	6,969	262,745
AstraZeneca PLC	13,624	1,991,085
BAE Systems PLC	108,608	2,197,742
Barclays PLC	166,438	624,994
Beazley PLC	13,393	161,139
British American Tobacco PLC	4,537	187,049
Cohort PLC	3,621	56,178
Compass Group PLC	28,776	950,056
Cranswick PLC	1,032	65,679
Currys PLC (a)	104,620	118,085
Drax Group PLC	15,222	115,173
Dunelm Group PLC	1,585	18,245
EnQuest PLC (a)	102,594	20,823
Future PLC	3,475	33,788
Games Workshop Group PLC	1,466	265,745
Gamma Communications PLC	999	15,668
GSK PLC	52,244	997,808
Harbour Energy PLC	17,138	46,498
HSBC Holdings PLC	122,568	1,389,767
IMI PLC	7,927	194,960
Imperial Brands PLC	5,896	218,041
InterContinental Hotels Group PLC	197	21,202
J Sainsbury PLC	299,734	911,580
Johnson Service Group PLC	40,586	70,041
Just Group PLC	16,411	31,342
Lancashire Holdings Ltd.	9,449	70,405
Marks & Spencer Group PLC	23,229	106,897
Mitchells & Butlers PLC (a)	7,802	21,355
NatWest Group PLC	87,436	512,277
Next PLC	336	48,372
Paragon Banking Group PLC	23,963	228,987
Pets at Home Group PLC	7,346	20,609
Reckitt Benckiser Group PLC	19,955	1,348,468
Rio Tinto PLC	1,172	70,065
Rolls-Royce Holdings PLC (a)	267,171	2,583,171
Shell PLC	4,650	169,239
Shell PLC	27,357	1,002,669
Stolt-Nielsen Ltd.	2,701	63,128
Tesco PLC	137,306	589,889
TI Fluid Systems PLC (c)	10,607	27,268
TP ICAP Group PLC	16,413	54,838
Trainline PLC (a)(c)	11,120	39,071
United Utilities Group PLC	7,479	97,536
Vodafone Group PLC	208,527	195,142
		19,906,983

United States - 2.0%
Aon PLC - Class A	2,125	848,066
Carnival PLC - ADR (a)	6,194	108,581
Coupang, Inc. (a)	49,893	1,094,153
Legend Biotech Corp. - ADR (a)	1,073	36,407
Linde PLC	2,101	978,310
Resolute Forest Products (a)(d)	1,388	0	(e)
Southern Copper Corp.	709	66,276
STERIS PLC	4,592	1,040,777
		4,172,570

Uruguay - 0.5%
MercadoLibre, Inc. (a)	532	1,037,863

Vietnam - 0.2%
Vietnam Dairy Products JSC	187,500	444,457
TOTAL COMMON STOCKS (Cost $140,822,754)		172,282,900

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.7%	Par	Value
BANK-2020, Series 2020-BN30, Class XA, 1.27%, 12/15/2053 (g)(h)	947,852	50,857
Benchmark Mortgage Trust, Series 2020-B19, Class XA, 1.76%, 09/15/2053 (Callable 10/15/2030) (g)(h)	939,880	46,301
BOCA Commercial Mortgage Trust, Series 2024-BOCA, Class B, 6.66% (1 mo. Term SOFR + 2.34%), 08/15/2041 (c)	175,000	174,836
BX Trust
Series 2021-RISE, Class B, 5.68% (1 mo. Term SOFR + 1.36%), 11/15/2036 (c)	126,799	125,928
Series 2022-LBA6, Class A, 5.32% (1 mo. Term SOFR + 1.00%), 01/15/2039 (c)	200,000	199,565
Series 2022-PSB, Class A, 6.77% (1 mo. Term SOFR + 2.45%), 08/15/2039 (c)	95,413	95,086
Series 2024-XL4, Class B, 6.11% (1 mo. Term SOFR + 1.79%), 02/15/2039 (c)	97,201	97,231
Series 2025-ROIC, Class A, 5.46% (1 mo. Term SOFR + 1.14%), 03/15/2030 (c)	200,000	198,501
BX Trust 2024-VLT4, Series 2024-AIRC, Class B, 6.46% (1 mo. Term SOFR + 2.14%), 08/15/2039 (c)	150,000	149,906
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2020-C9, Class XA, 1.72%, 09/15/2053 (Callable 06/15/2030) (g)(h)	719,655	32,706
Computershare Corporate Trust, Series 2021-FCMT, Class A, 5.63% (1 mo. Term SOFR + 1.31%), 05/15/2031 (c)	100,000	99,401
CSTL Commercial Mortgage Trust, Series 2024-GATE, Class A, 4.76%, 11/10/2041 (c)(h)	100,000	97,893
DK Trust, Series 2024-SPBX, Class A, 5.82% (1 mo. Term SOFR + 1.50%), 03/15/2034 (c)	175,000	174,781
DTP Commercial Mortgage Trust, Series 2023-STE2, Class A, 5.45%, 01/15/2041 (c)(h)	100,000	101,581
ELM Trust, Series 2024-ELM, Class B15, 5.60%, 06/10/2039 (c)(h)	100,000	101,202
Federal Home Loan Mortgage Corp.
Series 5410, Class DF, 5.79% (30 day avg SOFR US + 1.45%), 05/25/2054	546,424	549,622
Series K110, Class X1, 1.65%, 04/25/2030 (Callable 04/25/2030) (g)(h)	469,529	31,014
Series K118, Class X1, 0.95%, 09/25/2030 (Callable 06/25/2030) (g)(h)	985,860	41,663
Series K151, Class X1, 0.35%, 04/25/2030 (Callable 02/25/2030) (g)(h)	2,551,820	37,962
Federal National Mortgage Association
Series 2024-100, Class FD, 5.79% (30 day avg SOFR US + 1.45%), 06/25/2054	894,206	898,188
Series 2024-93, Class FL, 5.79% (30 day avg SOFR US + 1.45%), 12/25/2054	1,535,937	1,542,776
FS Commercial Mortgage Trust, Series 2024-HULA, Class A, 6.13% (1 mo. Term SOFR + 1.81%), 08/15/2039 (c)	150,000	150,000
Great Wolf Trust, Series 2024-WOLF, Class A, 5.86% (1 mo. Term SOFR + 1.54%), 03/15/2039 (c)	150,000	150,093
GS Mortgage Securities Corp. II
Series 2015-GS1, Class A3, 3.73%, 11/10/2048 (Callable 11/10/2025)	150,000	148,385
Series 2023-SHIP, Class C, 5.51%, 09/10/2038 (c)(h)	150,000	150,289
Series 2024-FAIR, Class A, 5.48%, 07/15/2029 (c)(h)	225,000	229,302
GS Mortgage-Backed Securities Trust, Series 2024-PJ9, Class A3, 5.00%, 02/25/2055 (Callable 03/25/2038) (c)(h)	89,399	87,080
JP Morgan Chase Commercial Mortgage Securities, Series 2019-ICON, Class A, 3.88%, 01/05/2034 (c)	78,281	77,667
JP Morgan Mortgage Trust
Series 2015-3, Class A3, 3.50%, 05/25/2045 (Callable 04/25/2025) (c)(h)	47,950	43,825
Series 2017-2, Class A3, 3.50%, 05/25/2047 (Callable 12/25/2029) (c)(h)	46,793	41,459
Series 2018-5, Class A1, 3.50%, 10/25/2048 (Callable 02/25/2032) (c)(h)	91,514	81,130
Series 2019-1, Class A3, 4.00%, 05/25/2049 (Callable 04/25/2025) (c)(h)	8,338	7,681
Series 2019-INV3, Class A3, 3.50%, 05/25/2050 (Callable 07/25/2038) (c)(h)	89,772	79,450
Series 2020-2, Class A15, 3.50%, 07/25/2050 (Callable 09/25/2032) (c)(h)	59,025	51,928
Series 2022-6, Class A3, 3.00%, 11/25/2052 (Callable 07/25/2049) (c)(h)	167,260	142,014
Series 2023-2, Class A3A, 5.00%, 07/25/2053 (Callable 01/25/2050) (c)(h)	71,529	69,360
ONNI Commerical Mortgage Trust, Series 2024-APT, Class A, 5.20%, 07/15/2039 (c)(h)	250,000	252,564
PRM5 Trust, Series 2025-PRM5, Class B, 4.44%, 03/10/2033 (c)(h)	125,000	122,250
Provident Funding Mortgage Trust, Series 2021-J1, Class A10, 2.00%, 10/25/2051 (Callable 11/25/2047) (c)(h)	200,000	122,578
PSMC Trust, Series 2020-3, Class A1, 3.00%, 11/25/2050 (Callable 12/25/2044) (c)(h)	57,196	49,063
Sequoia Mortgage Trust
Series 2013-3, Class A2, 2.50%, 03/25/2043 (Callable 04/25/2027) (h)	69,522	59,894
Series 2019-CH2, Class A1, 4.50%, 08/25/2049 (Callable 04/25/2025) (c)(h)	320	317
Series 2019-CH3, Class A1, 4.00%, 09/25/2049 (Callable 11/25/2026) (c)(h)	4,867	4,520
Series 2020-4, Class A8, 2.50%, 11/25/2050 (Callable 09/25/2046) (c)(h)	200,000	144,579
Series 2025-1, Class A1, 6.00%, 01/25/2055 (Callable 03/25/2033) (c)(h)	96,786	97,330
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 07/15/2041 (c)	220,000	188,576
Tharaldson Hotel Portfolio Trust, Series 2023-THL, Class A, 6.99%, 12/10/2034 (c)(h)	155,902	158,852
Wells Fargo Mortgage Backed Securities Trust, Series 2020-RR1, Class A1, 3.00% (1 Month U.S. LIBOR + 0.00%), 05/25/2050 (Callable 09/25/2029) (c)(h)(i)	82,616	71,058
WF-RBS Commercial Mortgage Trust, Series 2014-C21, Class B, 4.21%, 08/15/2047 (Callable 07/15/2026) (h)	158,456	152,112
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,078,778)		7,780,356

CORPORATE BONDS - 2.8%	Par	Value
Bermuda - 0.0%(b)
Triton Container International Ltd., 2.05%, 04/15/2026 (Callable 03/15/2026) (c)	85,000	82,522

Canada - 0.2%
Bank of Nova Scotia, 2.70%, 08/03/2026	90,000	87,949
Enbridge, Inc., 1.60%, 10/04/2026 (Callable 09/04/2026)	93,000	88,981
Nutrien Ltd., 5.95%, 11/07/2025	80,000	80,583
Royal Bank of Canada, 1.20%, 04/27/2026	74,000	71,599
		329,112

Japan - 0.0%(b)
Sumitomo Mitsui Trust Bank Ltd., 2.80%, 03/10/2027 (c)	71,000	68,832

United Kingdom - 0.2%
HSBC Holdings PLC, 2.21% to 08/17/2028 then SOFR + 1.29%, 08/17/2029 (Callable 08/17/2028)	200,000	183,305
Royalty Pharma PLC
1.20%, 09/02/2025 (Callable 08/02/2025)	52,000	51,151
1.75%, 09/02/2027 (Callable 07/02/2027)	145,000	135,130
2.20%, 09/02/2030 (Callable 06/02/2030)	57,000	49,237
		418,823

United States - 2.4%
AES Corp., 1.38%, 01/15/2026 (Callable 12/15/2025)	57,000	55,433
Amazon.com, Inc., 1.50%, 06/03/2030 (Callable 03/03/2030)	88,000	76,422
Ameren Illinois Co., 3.80%, 05/15/2028 (Callable 02/15/2028)	65,000	63,927
American Honda Finance Corp., 1.20%, 07/08/2025	60,000	59,480
Amgen, Inc., 5.15%, 03/02/2028 (Callable 02/02/2028)	86,000	87,554
Apple, Inc., 1.20%, 02/08/2028 (Callable 12/08/2027)	74,000	68,188
AT&T, Inc., 2.25%, 02/01/2032 (Callable 11/01/2031)	119,000	100,330
Bank of America Corp.
1.73% to 07/22/2026 then SOFR + 0.96%, 07/22/2027 (Callable 07/22/2026)	246,000	237,109
3.59% to 07/21/2027 then 3 mo. Term SOFR + 1.63%, 07/21/2028 (Callable 07/21/2027)	30,000	29,388
3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028 (Callable 12/20/2027)	15,000	14,523
2.59% to 04/29/2030 then SOFR + 2.15%, 04/29/2031 (Callable 04/29/2030)	144,000	129,482
5.87% to 09/15/2033 then SOFR + 1.84%, 09/15/2034 (Callable 09/15/2033)	2,000	2,090
Blackstone Holdings Finance Co. LLC
1.63%, 08/05/2028 (Callable 06/05/2028) (c)	92,000	83,763
2.50%, 01/10/2030 (Callable 10/10/2029) (c)	36,000	32,744
Broadcom, Inc., 3.46%, 09/15/2026 (Callable 07/15/2026)	57,000	56,246
Capital One Financial Corp., 1.88% to 11/02/2026 then SOFR + 0.86%, 11/02/2027 (Callable 11/02/2026)	79,000	75,510
Carrier Global Corp., 2.72%, 02/15/2030 (Callable 11/15/2029)	101,000	92,103
CVS Health Corp., 1.75% (SOFR Rate + 0.00%), 08/21/2030 (Callable 05/21/2030)	119,000	100,676
Duke Energy Corp., 3.15%, 08/15/2027 (Callable 05/15/2027)	117,000	113,590
Ecolab, Inc., 4.80%, 03/24/2030 (Callable 12/24/2029)	52,000	52,571
Entergy Corp., 0.90%, 09/15/2025 (Callable 08/15/2025)	82,000	80,628
Enterprise Products Operating LLC, 2.80%, 01/31/2030 (Callable 10/31/2029)	59,000	54,477
Equinix, Inc., 2.90%, 11/18/2026 (Callable 09/18/2026)	51,000	49,611
Fiserv, Inc.
3.85%, 06/01/2025 (Callable 05/02/2025)	44,000	43,913
5.45%, 03/02/2028 (Callable 02/02/2028)	82,000	83,879
Global Payments, Inc., 1.20% (SOFR Rate + 0.00%), 03/01/2026 (Callable 02/01/2026)	49,000	47,473
HCA, Inc., 4.13%, 06/15/2029 (Callable 03/15/2029)	76,000	73,547
Home Depot, Inc., 1.50%, 09/15/2028 (Callable 07/15/2028)	84,000	76,578
Intel Corp., 3.70%, 07/29/2025 (Callable 05/02/2025)	28,000	27,911
JPMorgan Chase & Co.
2.08% to 04/22/2025 then SOFR + 1.85%, 04/22/2026 (Callable 04/22/2025)	88,000	87,900
1.47% to 09/22/2026 then SOFR + 0.77%, 09/22/2027 (Callable 09/22/2026)	123,000	117,628
2.95% to 02/24/2027 then SOFR + 1.17%, 02/24/2028 (Callable 02/24/2027)	66,000	64,090
2.07% to 06/01/2028 then SOFR + 1.02%, 06/01/2029 (Callable 06/01/2028)	43,000	39,790
1.95% to 02/04/2031 then SOFR + 1.07%, 02/04/2032 (Callable 02/04/2031)	16,000	13,585
2.58% to 04/22/2031 then 3 mo. Term SOFR + 1.25%, 04/22/2032 (Callable 04/22/2031)	59,000	51,787
Keurig Dr Pepper, Inc., 4.42%, 05/25/2025 (Callable 04/17/2025)	14,000	13,995
Kinder Morgan, Inc., 1.75%, 11/15/2026 (Callable 10/15/2026)	62,000	59,405
Kite Realty Group LP, 4.00%, 10/01/2026 (Callable 07/01/2026)	38,000	37,652
Lowe's Cos., Inc., 3.35%, 04/01/2027 (Callable 03/01/2027)	57,000	55,779
Meta Platforms, Inc., 3.50%, 08/15/2027 (Callable 07/15/2027)	16,000	15,775
Morgan Stanley
2.19% to 04/28/2025 then SOFR + 1.99%, 04/28/2026 (Callable 04/28/2025)	84,000	83,790
0.99% to 12/10/2025 then SOFR + 0.72%, 12/10/2026 (Callable 12/10/2025)	21,000	20,477
1.59% to 05/04/2026 then SOFR + 0.88%, 05/04/2027 (Callable 05/04/2026)	137,000	132,731
1.51% to 07/20/2026 then SOFR + 0.86%, 07/20/2027 (Callable 07/20/2026)	64,000	61,529
6.30% to 10/18/2027 then SOFR + 2.24%, 10/18/2028 (Callable 10/18/2027)	36,000	37,443
2.24% to 07/21/2031 then SOFR + 1.18%, 07/21/2032 (Callable 07/21/2031)	30,000	25,521
5.25% to 04/21/2033 then SOFR + 1.87%, 04/21/2034 (Callable 04/21/2033)	86,000	86,019
5.30% to 04/20/2032 then SOFR + 2.62%, 04/20/2037 (Callable 04/20/2032)	7,000	6,857
MPLX LP, 2.65%, 08/15/2030 (Callable 05/15/2030)	26,000	23,408
NextEra Energy Capital Holdings, Inc., 4.63%, 07/15/2027 (Callable 06/15/2027)	84,000	84,370
Nucor Corp., 4.30%, 05/23/2027 (Callable 04/23/2027)	56,000	55,771
Oracle Corp.
3.25%, 11/15/2027 (Callable 08/15/2027)	89,000	86,199
2.95%, 04/01/2030 (Callable 01/01/2030)	172,000	157,735
O'Reilly Automotive, Inc., 3.60%, 09/01/2027 (Callable 06/01/2027)	104,000	101,792
Ovintiv, Inc., 5.38%, 01/01/2026 (Callable 10/01/2025)	82,000	82,168
PepsiCo, Inc., 2.63%, 07/29/2029 (Callable 04/29/2029)	54,000	50,384
Plains All American Pipeline LP / PAA Finance Corp., 4.65%, 10/15/2025 (Callable 07/15/2025)	82,000	81,887
PPG Industries, Inc., 1.20%, 03/15/2026 (Callable 02/15/2026)	92,000	89,111
Realty Income Corp., 3.25%, 01/15/2031 (Callable 10/15/2030)	98,000	90,483
Ross Stores, Inc., 4.60%, 04/15/2025	87,000	86,989
Sabine Pass Liquefaction LLC, 5.00%, 03/15/2027 (Callable 09/15/2026)	46,000	46,214
Sierra Pacific Power Co., 2.60%, 05/01/2026 (Callable 02/01/2026)	90,000	88,199
Southwestern Electric Power Co., 1.65%, 03/15/2026 (Callable 02/15/2026)	61,000	59,280
Steel Dynamics, Inc., 1.65%, 10/15/2027 (Callable 08/15/2027)	59,000	54,787
T-Mobile USA, Inc.
2.25%, 02/15/2026 (Callable 04/12/2025)	97,000	95,063
2.05%, 02/15/2028 (Callable 12/15/2027)	37,000	34,619
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/2025 (Callable 05/02/2025) (c)	73,000	72,813
US Bancorp, 4.55% to 07/22/2027 then SOFR + 1.66%, 07/22/2028 (Callable 07/22/2027)	30,000	29,976
Verizon Communications, Inc.
2.36%, 03/15/2032 (Callable 12/15/2031)	130,000	109,966
4.78%, 02/15/2035 (Callable 11/15/2034) (c)	55,000	53,178
VMware LLC, 2.20%, 08/15/2031 (Callable 05/15/2031)	50,000	42,541
Walmart, Inc., 1.05%, 09/17/2026 (Callable 08/17/2026)	86,000	82,334
Walt Disney Co., 2.00%, 09/01/2029 (Callable 06/01/2029)	58,000	52,333
WEC Energy Group, Inc., 5.15%, 10/01/2027 (Callable 09/01/2027)	53,000	53,749
Wells Fargo & Co.
4.54% to 08/15/2025 then SOFR + 1.56%, 08/15/2026 (Callable 08/15/2025)	35,000	34,981
3.53% to 03/24/2027 then SOFR + 1.51%, 03/24/2028 (Callable 03/24/2027)	20,000	19,605
3.58% to 05/22/2027 then 3 mo. Term SOFR + 1.57%, 05/22/2028 (Callable 05/22/2027)	16,000	15,661
		5,016,495
TOTAL CORPORATE BONDS (Cost $6,119,307)		5,915,784

AFFILIATED REGISTERED INVESTMENT COMPANIES - 2.6%	Shares	Value
Voya VACS Series EMHCD Fund	150	1,520
Voya VACS Series HYB Fund	101,021	1,030,415
Voya VACS Series SC Fund - Class SC	423,143	4,481,089
TOTAL AFFILIATED REGISTERED INVESTMENT COMPANIES (Cost $5,578,561)		5,513,024

ASSET-BACKED SECURITIES - 1.6%	Par	Value
American Airlines Group, Inc.
Series 2015-2, 3.60%, 09/22/2027	56,214	54,413
Series 2016-1, 3.58%, 01/15/2028	4,170	4,022
Series 2016-2, 3.20%, 06/15/2028	24,551	23,340
CarMax Auto Owner Trust, Series 2023-3, Class B, 5.47%, 02/15/2029 (Callable 08/15/2027)	150,000	152,189
CNH Equipment Trust, Series 2023-A, Class A4, 4.77%, 10/15/2030 (Callable 12/15/2027)	300,000	302,881
COLT Funding LLC, Series 2021-2, Class A1, 0.92%, 08/25/2066 (Callable 04/25/2025) (c)(h)	186,839	157,657
Container Leasing International LLC, Series 2022-1A, Class A, 2.72%, 01/18/2047 (c)	55,360	50,326
FedEx Corp., Series 2020-1AA, 1.88%, 02/20/2034	105,553	88,842
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class B, 5.03%, 09/18/2028 (Callable 12/16/2026)	200,000	201,960
Harley-Davidson Customer Funding Corp., Series 2023-B, Class A4, 5.78%, 04/15/2031 (Callable 05/15/2027)	150,000	153,221
Kubota Credit Owner Trust, Series 2023-1A, Class A3, 5.02%, 06/15/2027 (Callable 12/15/2026) (c)	98,266	98,743
Laurel Road Prime Student Loan Trust, Series 2020-A, Class A2FX, 1.40%, 11/25/2050 (Callable 10/25/2028) (c)	89,734	82,282
Loanpal Solar Loan Ltd., Series 2020-2GF, Class A, 2.75%, 07/20/2047 (Callable 06/20/2036) (c)	165,885	136,514
Mosaic Solar Loans LLC
Series 2017-2A, Class A, 3.82%, 06/22/2043 (Callable 07/20/2029) (c)	206,715	196,386
Series 2020-2A, Class A, 1.44%, 08/20/2046 (Callable 09/20/2032) (c)	61,660	52,591
Navient Student Loan Trust
Series 2020-GA, Class A, 1.17%, 09/16/2069 (Callable 02/15/2028) (c)	64,173	58,927
Series 2020-HA, Class A, 1.31%, 01/15/2069 (Callable 01/15/2028) (c)	55,359	51,962
Series 2021-A, Class A, 0.84%, 05/15/2069 (Callable 10/15/2028) (c)	42,102	38,029
Series 2021-DA, Class C, 3.48%, 04/15/2060 (Callable 05/15/2032) (c)	100,000	92,825
Series 2023-A, Class A, 5.51%, 10/15/2071 (Callable 07/15/2033) (c)	149,260	150,458
Oscar Finance Holdings 2 General, Inc. Association, Series 2021-1A, Class A4, 1.00%, 04/10/2028 (Callable 04/10/2025) (c)	67,400	65,954
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class C, 1.03%, 11/16/2026 (Callable 12/15/2025) (c)	132,967	132,205
Santander Consumer USA Holdings, Inc.
Series 2023-6, Class A3, 5.93%, 07/17/2028 (Callable 09/15/2027)	200,000	201,560
Series 2024-4, Class B, 4.93%, 09/17/2029 (Callable 12/15/2027)	100,000	100,925
SMB Private Education Loan Trust, Series 2020-PTB, Class A2A, 1.60%, 09/15/2054 (c)	125,733	117,351
SoFi Consumer Loan Program Trust, Series 2025-1, Class B, 5.12%, 02/27/2034 (Callable 05/25/2028) (c)	100,000	100,551
SoFi Professional Loan Program LLC, Series 2018-B, Class A2FX, 3.34%, 08/25/2047 (Callable 11/25/2025) (c)	12,542	12,458
Sunnova Energy International, Inc., Series 2020-AA, Class A, 2.98%, 06/20/2047 (Callable 06/20/2027) (c)	192,201	170,387
Sunrun, Inc., Series 2020-1A, Class A, 2.21%, 07/31/2051 (c)	158,702	140,512
World Omni Auto Receivables Trust, Series 2024-C, Class B, 4.68%, 07/15/2030 (Callable 12/15/2027)	100,000	100,348
TOTAL ASSET-BACKED SECURITIES (Cost $3,409,544)		3,289,819

COLLATERALIZED LOAN OBLIGATIONS - 1.2%	Par	Value
AB BSL CLO Ltd.
Series 2023-4A, Class A, 6.29% (3 mo. Term SOFR + 2.00%), 04/20/2036 (Callable 04/20/2025) (c)	250,000	250,088
Series 2023-4A, Class A1R, 0.00% (3 mo. Term SOFR + 1.30%), 04/20/2038 (c)(d)	250,000	249,888
Betony CLO 2, Series 2018-1A, Class A1, 5.63% (3 mo. Term SOFR + 1.34%), 04/30/2031 (Callable 04/30/2025) (c)	128,523	128,507
CBAM Ltd., Series 2017-1A, Class AR2, 5.77% (3 mo. Term SOFR + 1.39%), 01/20/2038 (Callable 01/20/2027) (c)	250,000	249,421
Madison Park Funding Ltd., Series 2016-21A, Class ABRR, 5.96% (3 mo. Term SOFR + 1.66%), 10/15/2032 (Callable 04/15/2025) (c)	250,000	250,081
Neuberger Berman CLO Ltd., Series 2019-34A, Class A1R, 5.53% (3 mo. Term SOFR + 1.24%), 01/20/2035 (Callable 04/20/2025) (c)	250,000	249,903
Octagon Investment Partners Ltd., Series 2020-3A, Class A1R2, 5.66% (3 mo. Term SOFR + 1.36%), 01/15/2038 (Callable 10/15/2026) (c)	400,000	399,395
Palmer Square CLO Ltd., Series 2019-1A, Class A1R, 5.73% (3 mo. Term SOFR + 1.41%), 11/14/2034 (Callable 05/14/2025) (c)	250,000	250,064
TCI-Symphony CLO Ltd., Series 2016-1A, Class AR2, 5.57% (3 mo. Term SOFR + 1.28%), 10/13/2032 (Callable 04/13/2025) (c)	313,822	313,779
Wind River CLO Ltd., Series 2018-2A, Class A1R, 5.50% (3 mo. Term SOFR + 1.20%), 07/15/2030 (Callable 04/15/2025) (c)	103,432	103,429
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $2,441,610)		2,444,555

REAL ESTATE INVESTMENT TRUSTS - 0.8%	Shares	Value
Australia - 0.0%(b)
GPT Group	14,724	40,297
Stockland	5,207	16,029
		56,326

Canada - 0.2%
Primaris Real Estate Investment Trust	24,037	248,713
Slate Grocery REIT	11,111	109,176
		357,889

France - 0.0%(b)
Klepierre SA	1,788	59,797

Hong Kong - 0.0%(b)
Link REIT	3,000	14,093

India - 0.0%(b)
Mindspace Business Parks REIT (c)	14,613	64,142

Japan - 0.3%
Global One Real Estate Investment Corp.	318	242,491
Japan Excellent, Inc.	75	63,842
KDX Realty Investment Corp.	96	94,477
Sekisui House Reit, Inc.	284	151,058
		551,868

Malaysia - 0.0%(b)
Pavilion Real Estate Investment Trust	348,300	114,389

Mexico - 0.0%(b)
Fibra Uno Administracion SAB de CV	5,600	6,540

Netherlands - 0.0%(b)
Wereldhave NV	3,415	59,092

Philippines - 0.1%
AREIT, Inc.	238,500	164,688

Singapore - 0.0%(b)
AIMS APAC REIT	19,900	18,750

South Africa - 0.0%(b)
Redefine Properties Ltd.	83,699	19,135
Vukile Property Fund Ltd.	22,421	21,364
		40,499

Thailand - 0.0%(b)
CPN Retail Growth Leasehold REIT	61,300	21,340

Turkey - 0.1%
Reysas Gayrimenkul Yatirim Ortakligi AS (a)	296,137	119,301

United Kingdom - 0.1%
British Land Co. PLC	7,496	35,780
Custodian Property Income Reit PLC	22,370	21,860
Tritax Big Box REIT PLC	47,453	86,072
		143,712
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,708,335)		1,792,426

PREFERRED STOCKS - 0.5%	Shares	Value
Brazil - 0.4%
Cia De Sanena Do Parana, 0.00%	46,300	43,733
Cia Energetica de Minas Gerais, 0.00%	256,370	460,944
Itau Unibanco Holding SA, 0.00%	72,183	397,444
		902,121

Colombia - 0.0%(b)
Bancolombia SA, 0.00%	3,455	34,897

Germany - 0.1%
Draegerwerk AG & Co. KGaA, 0.00%	343	23,581
FUCHS SE, 0.00%	1,003	48,083
Sartorius Ag, 0.00%	273	63,145
Volkswagen AG, 0.00% (115757 + 0.00%)	177	17,927
		152,736

Russia - 0.0%(b)
Surgutneftegas PJSC, 0.00% (d)	270,800	0	(e)
TOTAL PREFERRED STOCKS (Cost $1,160,511)		1,089,754

U.S. TREASURY SECURITIES - 0.5%	Par	Value
United States Treasury Note/Bond
0.25%, 10/31/2025	26,000	25,415
4.13%, 06/15/2026	53,700	53,775
0.88%, 09/30/2026	103,800	99,178
1.25%, 11/30/2026	8,800	8,422
1.50%, 01/31/2027	8,300	7,946
3.88%, 03/31/2027	202,000	201,937
2.75%, 04/30/2027	400	391
4.63%, 06/15/2027	2,000	2,031
3.25%, 06/30/2027	1,100	1,085
3.88%, 03/15/2028	70,000	69,989
4.00%, 03/31/2030	211,000	211,462
1.63%, 05/15/2031	126,700	110,229
2.75%, 08/15/2032	8,100	7,406
4.13%, 11/15/2032	62,200	62,297
4.63%, 02/15/2035	138,000	142,571
TOTAL U.S. TREASURY SECURITIES (Cost $1,022,908)		1,004,134

TOTAL INVESTMENTS - 95.6% (Cost $170,342,308)		201,112,752
Money Market Deposit Account - 3.8% (j)(k)		8,019,961
Other Assets in Excess of Liabilities - 0.6%		1,343,531
TOTAL NET ASSETS - 100.0%		$210,476,244
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt
ASA - Advanced Subscription Agreement
GDR - Global Depositary Receipt
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
NVDR - Non-Voting Depositary Receipt
PCL - Public Company Limited
PJSC - Public Joint Stock Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $13,450,039 or 6.4% of the Fund’s net assets.

(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $249,888 or 0.1% of net assets as of March 31, 2025.

(e)	Rounds to zero.
(f)	All or a portion of this security is on loan as of March 31, 2025. The fair value of these securities was $826,311 which represented 0.4% of net assets.
(g)	Interest only security.
(h)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2025.

(i)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(j)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2025 was 4.24%.

(k)
All or a portion of this deposit account was purchased using proceeds from securities lending. The fair value of this deposit held from securities lending as of March 31, 2025 is $889,430 which represented 0.4% of net assets.

Wilshire International Equity Fund
Schedule of Futures Contracts
March 31, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	3	06/18/2025	$342,375	$4,754
				$4,754
				–
Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	(2)	06/18/2025	$222,438	$(3,062)
U.S. Treasury 2 Year Notes	(22)	06/30/2025	4,557,781	(21,871)
U.S. Treasury 5 Year Note	(13)	06/30/2025	1,406,031	(15,970)
U.S. Treasury Long Bonds	(9)	06/18/2025	1,055,531	(12,324)
U.S. Treasury Ultra Bonds	(4)	06/18/2025	489,000	(4,290)
				$(57,517)
Net Unrealized Appreciation (Depreciation)				$(52,763)

Wilshire International Equity Fund
Schedule of Total Return Swap Contracts
March 31, 2025 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
MSCI EAFE NET TOTAL RETURN USD INDEX	Goldman Sachs	Receive	EFFR + 0.50%	Monthly	02/27/2026	$ 23,508,019	$ 325,727
MSCI EMERGING NET TOTAL RETURN USD INDEX	Morgan Stanley	Receive	EFFR + 0.50%	Termination	02/27/2026	10,111,971	37,470
Net Unrealized Appreciation (Depreciation)	$ 363,197

There are no upfront payments or receipts associated with total return swaps in the Fund as of March 31, 2025.

EFFR - Effective Federal Funds Rate was 4.33% as of March 31, 2025.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Wilshire International Equity Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3		Total
Assets:
Investments:
Common Stocks	$30,536,593	$141,746,307	$–	(a)	$172,282,900
Collateralized Mortgage Obligations	–	7,780,356	–		7,780,356
Corporate Bonds	–	5,915,784	–		5,915,784
Affiliated Registered Investment Companies	5,513,024	–	–		5,513,024
Asset-Backed Securities	–	3,289,819	–		3,289,819
Collateralized Loan Obligations	–	2,194,667	249,888		2,444,555
Real Estate Investment Trusts	364,429	1,427,997	–		1,792,426
Preferred Stocks	937,018	152,736	–	(a)	1,089,754
U.S. Treasury Securities	–	1,004,134	–		1,004,134
Total Investments	$37,351,064	$163,511,800	$249,888		$201,112,752

Other Financial Instruments:
Total Return Swaps*	–	363,197	–		363,197
Futures Contracts*	4,754	–	–		4,754
Total Other Financial Instruments	$4,754	$363,197	$–		$367,951

Liabilities:
Other Financial Instruments:
Futures Contracts*	(57,517)	–	–		(57,517)
Total Other Financial Instruments	$(57,517)	$–	$–		$(57,517)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of March 31, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

(a)	Rounds to zero.